Pledged Assets (Tables)	6 Months Ended
Sep. 30, 2011
Pledged Assets [Abstract]
Schedule Of Assets Mortgaged, Pledged Or Otherwise Subject To Liens

September 30, 2011
(in millions)
Trading account securities	¥12,465,402
Investment securities	6,695,421
Loans	6,719,371
Other	57,663

Total	¥25,937,857

Schedule Of Pledged Assets Classified By Type Of Liabilities

September 30, 2011
(in millions)
Deposits	¥226,226
Call money and funds purchased	535,145
Payables under repurchase agreements and securities lending transactions	14,631,886
Other short-term borrowings and long-term debt	10,500,933
Other	43,667

Total	¥25,937,857